cik
1377085

[redacted]

AMERICAN STOCK EXCHANGE®
Equities Options ETFs

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American Stock Exchange
86 Trinity Place
New York, NY 10006-1872
T 212 306 1302
F 212 306 5359

CERTAMX

RECD S.E.C.
OCT 3 0 2006
1086

1-33086

[redacted]

06061017

October 30, 2006

Mr. Brian Johnson
Branch Chief
Filer Support 2
Office of Filing Information
Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549

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Dear Mr. Johnson:

This is to certify that on October 16, 2006, the American Stock Exchange (the "Exchange") received from Lundin Mining Corporation (the "Registrant") a copy of the Registrant's application on Form 40-F for the registration of the following securities:

Common Shares, no par value

We further certify that the above described securities have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

Bryan Fischer
Managing Director
Listing Qualifications Department

PROCESSED
MAR 0 8 2007
THOMSON
FINANCIAL

cc: Herbert Scholl